Acquisition of Subsidiaries: Proforma Statement of Operations (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Proforma Statement of Operations
December 31,
2011
Revenues	$8,682,109
Net Loss	$(7,244,198)